Inventory	12 Months Ended
May 31, 2011
Inventory
Inventory
7.	INVENTORY

Inventory consisted of the following:

	As of May 31,
	2010	2011
	US$	US$
Course materials	6,024	6,218
Publication	11,139	11,793

	17,163	18,011

A valuation allowance was not considered necessary because inventory was marked down to the lower of cost or market value, in the amount of US$155 and US$526, for the years ended May 31, 2010 and 2011, respectively.